CONCENTRATION OF RISKS (Narrative) (Details) - item		1 Months Ended	12 Months Ended
	Apr. 03, 2015	Oct. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Number of entities approved by the MOF to conduct online sales of sports lottery products		2
Number of competent government authorities who jointly released a public bulletin with regard to online lottery sales	8
Service Fees [Member] | Concentration of suppliers [Member]
Concentration Risk [Line Items]
Percentage of service fees			85.10%	79.10%	87.30%
Service Fees [Member] | Concentration of serviced lottery products [Member]
Concentration Risk [Line Items]
Percentage of service fees			97.40%	93.20%	95.90%